Financial Instruments and Derivatives (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of net gain (loss) on derivative contracts
Realized gain (loss)	$ (2,136)	$ 3,877	$ 5,375
Unrealized loss	(4,210)	(3,063)	(7,700)
Net gain (loss)	$ (6,346)	$ 814	$ (2,325)